Consolidated Statements of Cash Flows (Restated) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income (loss)	$ (4,053)	$ 1,036
Adjustments to reconcile net income (loss) to net cash and cash equivalents provided by (used in) operating activities:
Depreciation, depletion and amortization	704	660
Stock based compensation	270	213
Stock to be issued for services		2
Accretion of discount on asset retirement obligations	45	38
Loss on turn-key contracts	1,468
Realized loss on derivative assets and liabilities	104	336	[1]
Unrealized (gain) loss on derivative assets and liabilities	165	(103)
Increase (decrease) in cash and cash equivalents attributable to changes in operating assets and liabilities
Accounts receivable	(740)	(311)
Other current assets		6
Other non-current assets	(17)	(5)
Accounts payable and accrued liabilities	504	(301)
Net cash and cash equivalents provided by (used in) operating activities	(1,654)	1,571
Cash flows from investing activities
Development of oil and natural gas properties	(716)	(1,011)
Disposition of oil and natural gas properties		391
Acquisition of other property and equipment	(15)	(28)
Issuance of notes receivable, related parties		(1,477)
Net cash and cash equivalents used in investing activities	(871)	(2,125)
Cash flows from financing activities
Borrowings under notes payable	1,778	927
Repayments of notes payable	(6)	(1,225)
Payment of debt issuance costs		(15)
Borrowings under notes payable, related party		125
Proceeds from stock to be issued	8
Payment of deferred offering costs	(15)
Dividends paid on Series A preferred stock	(39)
Net cash and cash equivalents provided by (used in) financing activities	2,824	(113)
Net increase (decrease) in cash and cash equivalents	299	(667)
Cash and cash equivalents, beginning of year	133	800
Cash and cash equivalents, end of year	432	133
Series A Preferred Stock [Member]
Cash flows from financing activities
Proceeds from issuance of preferred stock, net of constructive dividend	413	75
Dividends paid on Series A preferred stock	(39)
Series G Preferred Stock [Member]
Cash flows from financing activities
Proceeds from issuance of preferred stock, net of constructive dividend	685
Acquisition of Oil and Gas Properties Through Issuance of Common Stock with Warrants [Member]
Cash flows from investing activities
Acquisition of oil and natural gas properties	$ (140)

[1]	Realized gain (loss) includes approximately $336 of realized losses on expired derivative options acquired prior to January 1, 2012.